Summary of significant accounting policies (Policies)	6 Months Ended
Mar. 31, 2026
Summary of significant accounting policies
Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the fiscal years ended September 30, 2025 and 2024. Operating results for the six months ended March 31, 2026 are not necessarily indicative of the results that may be expected for the year ending September 30, 2026.

The unaudited condensed consolidated financial statements of the Company reflect the principal activities of the Company’s main operating subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include allowance for credit losses for accounts receivable, advances to suppliers, note receivable, and security deposits, the valuation of inventories, the impairment of long-term investments and right-of-use assets, the useful lives of property and equipment, and the valuation of deferred tax assets. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. Cash balances are in bank accounts in the People’s Republic of China and the United States of America. Cash maintained in banks within the PRC of less than RMB 0.5 million (equivalent to $72,485) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. Cash maintained with U.S. financial institutions of less than $250,000 are covered by the Federal Deposit Insurance Corporation or other programs.

Accounts and note receivable, net

Accounts and note receivable are presented with net of an allowance for credit losses. The Company maintains an allowance for credit losses for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s payment history and current credit-worthiness, and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supplies and favorable purchase prices for premium quality. These advances are directly related to the purchases of raw materials used to fulfill sales orders. The Company is required from time to time to make cash advances when placing its purchase orders. These advances are settled upon suppliers delivering raw materials to the Company when the transfer of ownership occurs. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

Inventories, net

The Company values its inventories at the lower of cost, determined on a weighted average basis, or net realizable value. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

Long-term investments

The Company’s long-term investments consist of equity method investments.

Investments in entities over which the Company has the ability to exercise significant influence, but does not have a controlling financial interest, are accounted for using the equity method of accounting. Under the equity method, the Company initially records its investment at cost and subsequently recognizes its proportionate share of the investee’s net income or loss. The Company evaluates its equity method investments for impairment when events or circumstances indicate that a decrease in value below the carrying amount is other than temporary. If such a decline is determined to be other than temporary, an impairment loss is recognized to write the investment down to its fair value.

As of March 31, 2026 and September 30, 2025, the Company evaluated its investments, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in financial results, its intent and ability to hold the investment and the invested companies’ financial performance and near-term prospects. During the six months ended March 31, 2026, the Company recognized an impairment loss of approximately $7.0 million related to its long-term investment based on management's assessment of the recoverability of the investment.

The Company’s long-term investments are equity method investments. Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest through investment in ordinary shares or in-substance ordinary shares are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Company initially records its investment at cost and subsequently recognizes the Company’s proportionate share of each equity investee’s net income or loss after the date of investment into net loss and accordingly adjusts the carrying amount of the investment. The Company reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of March 31, 2026 and September 30, 2025, the cumulative impairment for long-term investments was approximately $7.4 million and $0.2 million, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Revenue recognition

The Company follows ASU 2014-09 Revenue from Contracts with Customers (“ASC Topic 606”). In accordance with ASC 606, to determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligation(s) in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligation(s) in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company’s principal businesses are (i) processing, distributing, and trading dried Shiitake mushrooms, Mu Er (also known as Auricularia heimuer or black ear fungus), other edible fungi, and other agricultural products (e.g., tapioca, corn, cotton, and cornstarch), and (ii) providing warehousing and logistics services (including operation services, outbound delivery services, storage services, and special work order services).

Revenue from trading and sales of agricultural products (including dried Shiitake mushrooms, Mu Er, and other edible fungi), operation services, and special work order services

The Company enters into contracts with customers as a principal and primary obligator and has the discretion to determine prices and vendors. Each contract contains one performance obligation, which is transferring the product(s) or service(s) to the Company’s customer in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. Usually, the Company requires certain customers to pay in advance or offers a credit term within six months for business customers with good credit worthiness. The Company recognizes revenue at the point in time when the control of the product(s) or service(s) has been transferred to the customer. The transfer of control is considered complete when the product(s) or service(s) have been accepted and received by the customer.

Revenue from outbound delivery and storage services

The Company enters into contracts with customers as a principal and primary obligator and has the discretion to determine prices and vendors. Outbound delivery and storage services are considered distinct services that are recognized over time when the performance obligations have been provided. Outbound delivery services are performed by the Company for the customers generally from shipment pickup to delivery. Storage services are recognized over the duration of the storage contractual period.

Contract balances and remaining performance obligations

The Company’s contract liabilities primarily include advances from customers. As of March 31, 2026 and September 30, 2025, the contract liabilities are $484,862 and $602,721, respectively, and included in other current liabilities on the consolidated balance sheets. For the six months ended March 31, 2026 and 2025, there was no revenue recognized from performance obligations related to prior periods.

Cost of revenues	Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense, and other overhead.
Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The components of basic and diluted EPS were as follows:

Six months ended March 31,	2026	2025
Net loss available for ordinary shareholders (A)	$(37,110,281)	$(44,016)

Weighted average outstanding ordinary shares (B)
- basic	11,401,729	1,077,719
- diluted	11,401,729	1,077,719

Loss per ordinary share - basic (A/B)	$(3.25)	$(0.04)

Loss per ordinary share - diluted (A/B)	$(3.25)	$(0.04)

Securities that could potentially dilute earnings per share in the future that were not included in the computation of diluted earnings per share for the six months ended March 31, 2026, and 2025 are as follows:

	As of	As of
	March 31	March 31
	2026	2025
	(unaudited)	(unaudited)
Warrants to purchase ordinary shares	747,040	747,040

Fair value of financial instruments

The FASB ASC Topic 820, Fair Value Measurements, defines fair value, establishes a three-level valuation hierarchy for fair value measurements, and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3 — Inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the carrying amounts of the Company’s financial instruments, including cash and restricted cash, accounts receivable, note receivable, loan to a third party, accounts payable, amounts due to and from related parties, promissory notes and long-term loans, approximate their fair values due to their short-term nature or because the applicable interest rates approximate market rates.

Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, accounts receivable, note receivable, and advances to suppliers. As of March 31, 2026 and September 30, 2025, $35,356 and $30,502, respectively, of the Company’s cash is maintained in banks within the People’s Republic of China, of which deposits of RMB0.5 million (equivalent to $72,485) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. As of March 31, 2026 and September 30, 2025, cash balances of $213,896 and $772,975, respectively, were maintained at U.S. financial institutions and each U.S. account was insured by the Federal Deposit Insurance Corporation or other programs subject to $250,000 limitations. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Leases

The Company accounts for leases following ASC 842, Leases (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term.

The Company has elected the practical expedient to account for lease and associated non-lease components as a single lease component.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. As of March 31, 2026 and September 30, 2025, the Company did not have any impairment loss for its operating lease right-of-use assets.

Foreign currency translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan Renminbi (“RMB”), the currency of the PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The unaudited condensed consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occur. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of March 31, 2026 and September 30, 2025 were US$1 for RMB6.8980 and RMB7.1190, respectively. The average exchange rates for the six months ended March 31, 2026 and 2025 were US$1 for RMB7.0061 and RMB7.2308, respectively.

Shipping and handling expenses

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $1,405 and $47,352 for the six months ended March 31, 2026 and 2025, respectively, which included selling and distribution expenses in the accompanying unaudited condensed statements of operations.

Value added tax

The Company is generally subject to the value added tax (“VAT”) for selling merchandise. Before May 1, 2018, the applicable VAT rate was 13% or 17% (depending on the type of goods involved) for products sold in the PRC. After May 1, 2018, the Company is subject to a tax rate of 12% or 16%, and after April 1, 2019, the tax rate was further reduced to 9% or 13% based on the new Chinese tax law. Pursuant to approval issued by the State Administration of Taxation, Farmmi Eco Agri’s major operation can be classified as agriculture products and its revenue is exempt from VAT. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax authorities have the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities, and there was no tax penalty incurred.

Income taxes

The Company’s subsidiaries in PRC are subject to the income tax laws of the PRC, and subsidiaries in the United States of America are subject to income tax laws of the United States of America. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits or not be deductible in the future.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods, and income tax disclosures. There were no material uncertain tax positions as of March 31, 2026 and September 30, 2025. As of March 31, 2026, the tax years ended December 31, 2015 through December 31, 2025 for the Company’s subsidiaries remain open for statutory examination by PRC and USA tax authorities.

Statement of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and uncertainties

The operations of the Company are located in the PRC and U.S. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC and U.S. economies. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC and U.S. and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases, and expense transactions are denominated in RMB, and a substantial part of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Company’s operating entities do not carry any business interruption insurance, product liability insurance, or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

The Company’s business, financial condition, and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics, and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 with early adoption permitted. This ASU may be applied either on a prospective or retrospective basis. We are currently evaluating the impact of this standard on our disclosures.

In January 2025, the FASB issued ASU 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted.

In May 2025, the FASB issued ASU 2025-04, Compensation - Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a customer, which clarifies the accounting for share-based consideration payable to customers. The amendments are effective for the Company beginning October 1, 2027, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software,” which modernizes the accounting for internal-use software costs by removing the prescriptive project-stage guidance and establishing updated criteria for determining when software development costs should be capitalized. The amendments also update certain disclosure requirements and supersede the existing website development cost guidance. The amendments are effective for the Company beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, “Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract.” The amendments refine the scope of derivative accounting for certain contracts and clarify the accounting for share-based noncash consideration received from customers under Topic 606. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, “Financial Instruments—Credit Losses (Topic 326): Purchased Loans,” which expands the population of acquired loans subject to the gross-up approach under Topic 326. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements,” which expands and clarifies the application of hedge accounting for certain cash flow hedges, nonfinancial components, net written options, and certain foreign currency and interest rate hedging relationships. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,” which establishes recognition, measurement, presentation, and disclosure requirements for government grants received by business entities, including grants related to assets and income. The amendments are effective for annual reporting periods beginning after December 15, 2028, including interim reporting periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements,” which clarifies interim disclosure requirements, the applicability of Topic 270, and the form and content of interim financial statements, and establishes a disclosure principle for material events occurring since the end of the most recent annual reporting period. The amendments are effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its interim financial reporting and disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements,” which makes various amendments to the Accounting Standards Codification to clarify guidance, correct unintended applications, and improve consistency. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In April 2026, the FASB issued ASU 2026-01, “Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock,” which provides guidance for the initial measurement of paid-in-kind dividends on equity-classified preferred stock. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In May 2026, the FASB issued ASU 2026-02, “Environmental Credits and Environmental Credit Obligations (Topic 818),” which establishes accounting and disclosure requirements for environmental credits and obligations arising from environmental credit regulatory compliance programs. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations, cash flows, and disclosures.